UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

SGA International Equity Fund

SEMI-ANNUAL REPORT

January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 866-778-6397.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 866-778-6397. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Strategic Global Advisors, LLC Funds if you invest directly with the Funds.

Investment Adviser:

Strategic Global Advisors, LLC

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most-recent 6-month period ended June 30, is available: (i) without charge, upon request, by calling 1-866-778-6397; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

Dear Shareholders,

We are pleased to present the semi-annual report for the SGA International Equity Fund. The following commentary covers the six months from August 1, 2018 – January 31, 2019.

Performance Review

The SGA International Equity Fund Institutional Class Shares returned -7.92% for the six months ending January 31, 2019 versus the MSCI EAFE Index (Net) benchmark return of -7.80%.

Global equity markets retreated during second half of 2018 with considerable volatility in December, only to reverse in January 2019 with strong performance across sectors. Investors dealt with heightened volatility as markets discounted slower global economic growth due to more restrictive global monetary policies along with unresolved trade tensions between the U.S. and major trade partners. From a fundamental perspective, global equity valuations have become more attractive as earnings have risen while stock prices have fallen. In this environment, the SGA International Equity Fund modestly underperformed the benchmark.

From a sector perspective, stock selection in Health Care and Consumer Staples had the largest positive impact, while selection in Materials and Consumer Discretionary detracted from relative returns. In Materials, two of the larger negative contributors included German specialty chemicals manufacturer Covestro and Japan-based Mitsubishi Gas Chemical Co. In Consumer Discretionary, two auto components companies contributed to the underperformance: Continental AG and Valeo SA. In Health Care, pharmaceutical firms Roche Holding Ltd. and Sumitomo Dainippon Pharma Co. Ltd. were the larger contributors.

Stock selection was strongest in the United Kingdom and Japan, while selection in Hong Kong, Australia, and Germany detracted from relative returns. In Australia, holdings in Aristocrat Leisure and real estate developer Lendlease Group were the largest detractors while chemicals firm Covestro AG was the largest negative contributor in Germany. In the U.K., global defense BAE Systems plc and Legal & General Group plc were among the larger positive contributors. In Japan, pharmaceutical provider Shionogi & Co., Ltd. was also a positive contributor. The larger negative contributors in Germany included specialty chemicals manufacturer Covestro AG and auto components manufacturer Continental AG.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

The SGA Alpha Model was roughly flat for the period. The Quality factor category contributed positively while the Sentiment factor category detracted. The Valuation and Growth categories were fairly neutral. While the Model had a neutral contribution to excess returns, the impact was very mixed within the six-month period. The Model delivered negative performance over the second half of 2018, but sharply turned around in January 2019, with strong performance led by the Valuation category.

Portfolio Structure

Active sector weightings are generally a result of our bottom-up stock selection process. Through our risk management and portfolio construction process, we generally keep sector weights fairly close to the MSCI EAFE benchmark, and modest sector over- and under-weights are a result of stock specific factors. As of January 31, 2019, all sectors were within +/- 250 basis points of the benchmark, with the largest overweight in Health Care and largest underweight in Utilities

Market Outlook

In October, the International Monetary Fund cut its 2019 global economic growth forecast as geopolitical risks and trade tensions remain unresolved, with the potential to further hinder global economic activity. The sharp sell-off in global equities during December partially reflects the shift in investor expectations as markets adjust to tighter financial conditions amidst rising interest rates. The de-rating in equity prices has led to lower valuations, in some cases by substantial amounts. SGA views the recent sell-off as a healthy adjustment in expectations rather than an imminent prediction that the world’s major economies will soon enter a recession.

Looking forward, business conditions are likely to deteriorate if interest rates continue to rise. The U.S., which delivered strong economic results in 2018, is likely to deliver slower growth in 2019 as the fiscal stimulus from tax cuts fades. With a deceleration in economic growth, the potential for heightened volatility likely remains a key theme in 2019. SGA’s outlook remains positive as expectations have become more manageable. As the world’s largest economy, the U.S. is a key driver of global sentiment. Our expectation is for overall economic conditions in the U.S. to remain positive with unemployment close to historical lows. Although political risks remain in the background, including the unresolved trade dispute between the U.S. and China, there are signs that China is willing to negotiate, as evidenced by the reduction of tariffs on automobiles.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

In a more volatile environment where geopolitics and headline news are increasingly responsible for large price movements rather than fundamental data such as sales, earnings, and cash flow, we expect to find good opportunities in stocks that offer a strong combination of value, quality, growth, and sentiment.

Past performance is no guarantee of future results. This material represents an assessment of the market environment at a specific point in tie and is not intended to be a forecast of future events or a guarantee of future performance. This information should not be relied upon by the reader as research or investment advice regarding the funds or any stock in particular.

Definition of Comparative Index

Alpha is the rate of return that exceeds what the model predicted.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%
	Shares	Value

Australia — 4.3%
Computershare	2,290	$29,580
CSL	248	35,102
Dexus Property Group ‡	3,527	29,432
Harvey Norman Holdings	5,199	12,736
LendLease Group	2,073	18,429
Macquarie Group	804	68,074
Rio Tinto	464	29,360
Santos	6,467	30,414

		253,127

Austria — 0.3%
OMV	309	15,350

Belgium — 1.1%
Telenet Group Holding *	495	22,901
UCB	464	40,172

		63,073

Brazil — 0.2%
TIM Participacoes ADR	773	13,095

Canada — 3.2%
Canadian Imperial Bank of Commerce	730	61,897
CGI Group, Cl A *	300	19,834
Dollarama	595	16,017

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

Canada — (continued)
Methanex	870	$47,408
National Bank of Canada	900	42,330

		187,486

China — 0.9%
Autohome ADR *	743	53,778

Denmark — 0.3%
Novo Nordisk, Cl B	371	17,303

Finland — 2.2%
Neste	464	42,562
Nokia	6,653	41,943
UPM-Kymmene	1,640	47,417

		131,922

France — 8.5%
Atos	566	51,646
AXA	2,383	55,220
BioMerieux	371	26,201
Kering	62	31,047
Klepierre ‡	1,763	60,457
LVMH Moet Hennessy Louis Vuitton	96	30,739
Peugeot	2,104	52,957
Safran	804	105,369
STMicroelectronics	1,022	16,227
Thales	464	51,335
TOTAL	248	13,620

		494,818

Germany — 5.9%
Allianz	309	65,402
Bayer	507	38,417
Continental	220	34,662
Covestro (A)	1,160	63,970
Deutsche Lufthansa	928	23,432
Deutsche Telekom	1,424	23,129
HOCHTIEF	278	41,525
SAP	371	38,324
United Internet	340	13,461

		342,322

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

Hong Kong — 4.6%
BOC Hong Kong Holdings	4,500	$17,261
China Shenhua Energy	9,500	23,970
CK Asset Holdings	3,000	25,137
CK Hutchison Holdings	1,500	15,092
Fosun International	9,500	14,164
Galaxy Entertainment Group *	3,000	20,644
Hang Seng Bank	2,500	57,219
Power Assets Holdings	4,500	30,250
Weichai Power	15,000	20,071
WH Group	53,000	45,387

		269,195

Israel — 2.9%
Bank Leumi Le-Israel	3,342	22,054
Check Point Software Technologies *	696	77,896
Nice *	186	20,471
Taro Pharmaceutical Industries *	217	20,645
Teva Pharmaceutical Industries ADR *	1,362	27,036

		168,102

Italy — 0.9%
Fiat Chrysler Automobiles *	3,156	53,889

Japan — 24.4%
Alfresa Holdings	900	24,763
Asahi Group Holdings	900	37,553
Astellas Pharma	3,400	50,239
Brother Industries	1,500	25,228
Central Japan Railway	300	64,696
Dai-ichi Life Holdings	1,900	30,692
Daiwa House Industry	300	9,714
Fuji Electric	600	18,453
Hitachi	2,500	78,334
Honda Motor	1,000	29,828
Hoya	1,900	109,857
Kajima	3,100	44,000
Kao	300	21,130
KDDI	2,500	62,497
Kirin Holdings	3,700	87,978
Lion	1,600	33,241
MEIJI Holdings	300	23,163
Mitsubishi	2,500	73,008

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

Japan — (continued)
Mitsubishi Chemical Holdings	1,900	$16,276
Mitsubishi Gas Chemical	1,600	25,192
Nexon *	2,500	38,146
Nippon Telegraph & Telephone	300	12,865
ORIX	2,800	42,157
Shimizu	3,100	26,325
Shionogi	1,500	92,072
Sompo Holdings	700	26,258
Sony	2,200	110,419
Sumitomo	4,000	61,749
Sumitomo Chemical	6,200	32,217
Suzuki Motor	600	31,254
Teijin	1,200	20,689
Tokyo Electron	300	43,062
Tosoh	1,500	21,249

		1,424,304

Luxembourg — 0.5%
Ternium ADR	959	29,173

Netherlands — 4.7%
ABN AMRO Group (A)	2,043	50,790
ArcelorMittal	804	18,585
Koninklijke Ahold Delhaize	5,198	136,961
NXP Semiconductors	402	34,986
Randstad	696	33,546

		274,868

Norway — 1.0%
DNB	711	12,591
Equinor	1,950	44,577

		57,168

Singapore — 0.8%
Genting Singapore	12,400	10,132
United Overseas Bank	1,900	35,553

		45,685

South Korea — 1.4%
KB Financial Group ADR *	1,036	44,247
Samsung Electronics GDR	34	35,256

		79,503

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

Spain — 2.9%
Aena (A)	340	$58,686
Red Electrica	2,909	66,925
Repsol	2,553	44,797

		170,408

Sweden — 2.9%
Atlas Copco, Cl A	1,176	30,608
Swedbank	1,237	28,039
Volvo, Cl B	7,581	108,960

		167,607

Switzerland — 6.6%
Nestle	743	64,583
Novartis	631	54,886
Partners Group Holding	47	32,257
Roche Holding	551	146,248
Swiss Life Holding	173	71,204
Swisscom	40	19,146

		388,324

United Kingdom — 18.5%
3i Group	9,840	109,650
BAE Systems	6,065	40,713
Barclays	23,363	48,471
Berkeley Group Holdings	371	18,262
Burberry Group	2,723	64,340
Carnival	1,129	63,792
Diageo	433	16,478
GlaxoSmithKline	1,795	34,778
Glencore	4,272	17,339
Imperial Brands	742	24,573
Legal & General Group	24,136	82,117
Lloyds Banking Group	116,348	88,357
Nomad Foods *	1,144	20,970
Persimmon	1,732	53,953
RELX	2,568	56,804
Royal Dutch Shell, Cl B	1,299	40,354
Smith & Nephew	1,455	27,385
Smurfit Kappa Group	897	25,852
Taylor Wimpey	13,770	29,827
Tesco	40,227	117,711

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

United Kingdom — (continued)
TUI	1,207	$18,269
Unilever	1,593	83,251

		1,083,246

United States — 0.7%
ICON *	278	38,887

TOTAL COMMON STOCK (Cost $5,452,593)		5,822,633

EXCHANGE TRADED FUND — 0.6%
iShares MSCI EAFE ETF (Cost $32,417)	548	34,349

TOTAL INVESTMENTS — 100.3% (Cost $5,485,010)		$5,856,982

Percentages are based on Net Assets of $5,839,964.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2019, the value of these securities amounted to $173,446, representing 3.0% of the net assets of the Fund.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR	American Depositary Receipt
Cl	Class
EAFE	Europe, Asia, Far East
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

As of January 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There were no transfers between Level 1 and Level 2 assets for the period ended January 31, 2019. For the period ended January 31, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $5,485,010)	$5,856,982
Cash	47,901
Receivable from Investment Adviser	36,441
Reclaim Receivable	3,526
Dividend and Interest Receivable	1,777
Prepaid Expenses	24,665

Total Assets	5,971,292

Liabilities:
Legal Fees Payable	55,138
Audit fee payable	25,003
TA Fees Payable	11,940
Payable due to Administrator	10,192
Payable to Custodian	8,952
Printing Fees Payable	7,439
Chief Compliance Officer Fees Payable	2,155
Payable due to Trustees	1,110
Distribution Fees Payable (Investor Shares)	527
Other Accrued Expenses	8,872

Total Liabilities	131,328

Net Assets	$5,839,964

Net Assets Consist of:
Paid-in Capital	$5,520,665
Distributable earnings	319,299

Net Assets	$5,839,964

Institutional Shares:
Net Assets	$5,537,242
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	538,644

Net Asset Value, Offering and Redemption Price Per Share*	$10.28

Investor Shares:
Net Assets	$302,722
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	29,475

Net Asset Value, Offering and Redemption Price Per Share*	$10.27

*	Redemption price may vary depending on length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
FOR THE PERIOD ENDED
JANUARY 31, 2019 (UNAUDITED)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$18,539
Interest Income	257
Less: Foreign Taxes Withheld	(1,469)

Total Investment Income	17,327

Expenses:
Administration Fees	59,657
Investment Advisory Fees	11,543
Trustees’ Fees	7,477
Chief Compliance Officer Fees	2,895
Distribution Fees (Investor Shares)	383
Legal Fees	77,155
Transfer Agent Fees	33,806
Printing Fees	17,140
Registration and Filing Fees	16,539
Audit Fees	12,552
Custodian Fees	10,119
Pricing Fees	6,653
Insurance and Other Expenses	9,862

Total Expenses	265,781

Less:
Investment Advisory Fee Waived	(11,543)
Reimbursement of Expenses from Investment Adviser	(242,312)

Net Expenses	11,926

Net Investment Income	5,401

Net Realized Gain (Loss) on:
Investments	(39,381)
Foreign Currency Transactions	368

Net Realized Loss	(39,013)

Net Unrealized Appreciation (Depreciation) on:
Investments	210,931
Foreign Currency Translation	(33)

Net Unrealized Appreciation	210,898

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	171,885

Net Increase in Net Assets Resulting from Operations	$177,286

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six-Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018 (Audited)

Operations:
Net Investment Income	$5,401	$39,890
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(39,013)	18,580
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	210,898	(13,968)

Net Increase in Net Assets Resulting From Operations	177,286	44,502

Distributions:(1)	(45,816)	(65,390)

Capital Share Transactions:
Institutional Shares
Issued	3,673,909	1,217,001
Reinvestment of Distributions	39,051	54,816
Redeemed	(766)	(1,214,845)

Net Institutional Shares Transactions	3,712,194	56,972

Investor Shares
Issued	—	209,012
Reinvestment of Distributions	6,766	10,573
Redeemed	(40)	(48)

Net Investor Shares Transactions	6,726	219,537

Net Increase in Net Assets From Capital Share Transactions	3,718,920	276,509

Total Increase in Net Assets	3,850,390	255,621

Net Assets:
Beginning of Period	1,989,574	1,733,953

End of Period(2)	$5,839,964	$1,989,574

(1)	Current presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 10).
(2)	Includes undistributed net investment income of $9,839, as of July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income November 5, 2018.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

	Six-Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

Shares Transactions:
Institutional Shares
Issued	390,011	102,510
Reinvestment of Distributions	4,094	4,645
Redeemed	(79)	(102,326)

Total Institutional Shares Transactions	394,026	4,829

Investor Shares
Issued	—	17,861
Reinvestment of Distributions	711	897
Redeemed	(4)	(4)
Total Investor Shares Transactions	707	18,754

Net Increase in Shares Outstanding From Share Transactions	394,733	23,583

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding

			Institutional Shares
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Period Ended July 31, 2017(1)
Net Asset Value, Beginning of Year/Period	$11.48	$11.58	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.02	0.24	0.15
Net Realized and Unrealized Gain (Loss)	(0.96)	0.05	1.43

Total from Investment Operations	(0.94)	0.29	1.58

Dividends and Distributions:
Net Investment Income	(0.16)	(0.24)	—
Capital Gains	(0.10)	(0.15)	—

Total Dividends and Distributions	(0.26)	(0.39)	—

Net Asset Value, End of Year/Period	$10.28	$11.48	$11.58

Total Return†	-7.92%	2.43%	15.80%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$5,537	$1,660	$1,618
Ratio of Expenses to Average Net Assets	0.95%††	0.95%	0.95	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	21.31%††	20.14%	31.81	%††
Ratio of Net Investment Income to Average Net Assets	0.42%††	2.05%	1.80	%††
Portfolio Turnover Rate	17%‡	45%‡	145	%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on 9/30/2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding

			Investor Shares
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Period Ended July 31, 2017(1)
Net Asset Value, Beginning of Year/Period	$11.44	$11.56	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.04	0.23	0.14
Net Realized and Unrealized Gain (Loss)	(0.98)	0.04	1.42

Total from Investment Operations	(0.94)	0.27	1.56

Dividends and Distributions:
Net Investment Income	(0.13)	(0.24)	—
Capital Gains	(0.10)	(0.15)	—

Total Dividends and Distributions	(0.23)	(0.39)	—

Net Asset Value, End of Year/Period	$10.27	$11.44	$11.56

Total Return†	-8.01%	2.23%	15.60%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$303	$329	$116
Ratio of Expenses to Average Net Assets	1.20%††	1.20%	1.10	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	25.77%††	19.19%	33.23	%††
Ratio of Net Investment Income to Average Net Assets	0.61%††	1.93%	1.68	%††
Portfolio Turnover Rate	17%‡	45%‡	145	%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	The Fund commenced operations on 9/30/2016.
Amounts designated as “—“ are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the Strategic Global Advisors Fund (the “Fund”). The investment objective of the Fund is to seek total return, consisting of current income and long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies. The Fund is classified as a diversified investment company. Strategic Global Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Shares. The Fund commenced operations on September 30, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are

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traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

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The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted

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quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended January 31, 2019, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended January 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any significant interest or penalties.

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Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from

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the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of January 31, 2019, the Fund had no open forward foreign currency contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended January 31, 2019, the Fund did not retain any fees. Fees collected are retained by the Fund for the benefit of the remaining shareholders and are included in capital shares transactions in the Statement of Changes in Net Assets.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

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3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended January 31, 2019, the Fund paid $59,657 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries, such as banks, savings and loan associations and insurance companies, including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”), as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.25% of average daily net assets of

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Investor Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. For the year ended January 31, 2019, no shareholder servicing fees were charged to the fund.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.95% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding 95 basis points as set forth below until September 30, 2019 (each, a “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on September 30, 2019. (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. As of January 31, 2019, the fees which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the

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expenses were waived and reimbursed to the Fund, to the Adviser were $354,424, $358,730 & $253,855 expiring in 2020, 2021 & 2022 respectively.

6. Investment Transactions:

For the period ended January 31, 2019, the Fund made purchases of $4,081,127 and sales of $425,371 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

As of July 31, 2018, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$23,912
Unrealized Appreciation	18,052
Unrealized Appreciation	145,866
Other Temporary Differences	(1)

Total Distributable Earnings	$187,829

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at January 31, 2019, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$5,485,010	$412,250	$(40,278)	$371,972

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund

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share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Mid-Capitalization Company Risk — The mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred Stocks Risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the

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Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and Financial Highlights set forth in the Fund’s Prospectus.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk — The Fund’s use of forward contracts and swaps for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk

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is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Large Purchase and Redemption Risk — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Management/Systematic or Quantitative Process Risk — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because the Adviser relies, in part, on a systematic, quantitative screening process in selecting securities for the Fund, the Fund is subject to the

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additional risk that the Adviser’s judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

9. Other:

At January 31, 2019, the percentage of total shares outstanding, held by shareholders owning 10% or greater of the aggregate total shares outstanding, for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Institutional Shares	2	99%
Investor Shares	2	100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains.

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Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income:

Year ended July 31, 2018
Net Investment Income:
Institutional Shares	$(34,281)
Investor Shares	(6,589)

Net Realized Gain:
Institutional Shares	(20,535)
Investor Shares	(3,985)

$(65,390)

11. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2019.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports such as this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from August 1, 2018 to January 31, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES (Concluded)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/01/18	Ending Account Value 1/31/19	Annualized Expense Ratios	Expenses Paid During Period*
Institutional Shares
Actual Portfolio Return	$1,000.00	$920.80	0.95%	$4.60

Hypothetical 5% Return	1,000.00	1,020.42	0.95	4.84
Investor Shares
Actual Portfolio Return	$1,000.00	$919.90	1.20%	$5.81

Hypothetical 5% Return	1,000.00	1,019.91	1.20	6.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on September 13, 2018 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL EQUITY FUND
JANUARY 31, 2019 (UNAUDITED)

respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Strategic Global Advisors Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-778-6397

Investment Adviser:

Strategic Global Advisors, LLC

100 Bayview Circle

Suite 650

Newport Beach, CA 92660

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

SGA-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors, Treasurer, Controller, and CFO

Date: April 10, 2019

*	Print the name and title of each signing officer under his or her signature.